Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola trademark Products		Goodwill		Other indefinite lived intangible assets		Technology Costs and management systems		Development systems		Other amortizables		Total
Balance as of January 1, 2015	Ps.	70,263	Ps.	23,593	Ps.	139	Ps.	2,882	Ps.	1,312	Ps.	345	Ps.	98,534
Purchases		—		—		—		73		458		29		560
Transfer of completed development systems		—		—		—		1,085		(1,085)		—		—
Effect of movements in exchange rates		(4,992)		(2,556)		(19)		(218)		(2)		(44)		(7,831)
Changes in value on the recognition of inflation effects		1,121		—		—		—		—		—		1,121
Capitalization of borrowing cost		—		—		—		28		—		—		28

Cost as of December 31, 2015	Ps.	66,392	Ps.	21,037	Ps.	120	Ps.	3,850	Ps.	683	Ps.	330	Ps.	92,412

Balance as of January 1, 2016	Ps.	66,392	Ps.	21,037	Ps.	120	Ps.	3,850	Ps.	683	Ps.	330	Ps.	92,412
Purchases		—		—		—		127		609		2		738
Acquisition from business combinations		9,602		7,856		1,067		247		3		109		18,884
Transfer of completed development systems		—		—		—		304		(304)		—		—
Disposals		—		—		—		(323)		—		(2)		(325)
Effect of movements in exchange rates		8,124		4,689		61		363		(193)		36		13,080
Changes in value on the recognition of inflation effects		1,220		—		—		—		—		—		1,220
Capitalization of borrowing cost		—		—		—		11		—		—		11

Cost as of December 31, 2016	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	4,579	Ps.	798	Ps.	475	Ps.	126,020

Balance as of January 1, 2017	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	4,579	Ps.	798	Ps.	475	Ps.	126,020
Purchases		1,288		—		7		179		920		446		2,840
Acquisition from business combinations		3,874		—		—		6		—		64		3,944
		5,192		(6,168)
Transfer of completed development systems		—		—		—		412		(412)		—		—
Disposals		—		—		—		—		—		—		—
Effect of movements in exchange rates		(2,318)		(1,186)		101		(86)		(15)		(52)		(3,556)
Changes in value on the recognition of inflation effects		(727)		—		—		—		—		175		(552)
Effect Venezuela (Note 3.3)		—		—		—		—		—		(139)		(139)

Cost as of December 31, 2017	Ps.	92,647	Ps.	26,228	Ps.	1,356	Ps.	5,090	Ps.	1,291	Ps.	969	Ps.	127,581

Accumulated amortization
Balances as of January 1, 2015	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,273)	Ps.	—	Ps.	(237)	Ps.	(1,510)
Amortization expense		—		—		—		(339)		—		(35)		(374)
Effect of movements in exchange rate		—		—		—		174		—		52		226

Balances as of December 31, 2015		—		—		—		(1,438)		—		(220)		(1,658)
Amortization expense		—		—		—		(427)		—		(35)		(462)
Disposals		—		—		—		249		—		—		249
Effect of movements in exchange rate		—		—		—		(148)		—		(37)		(185)

Balances as of December 31, 2016		—		—		—		(1,764)		—		(292)		(2,056)
Amortization expense		—		—		—		(605)		—		(42)		(647)
Disposals		—		—		—		—		—		—		—
Effect of movements in exchange rate		—		—		—		46		—		184		230
Effect Venezuela (Note 3.3)		—		—		—		—		—		(120)		(120)
Impairment Venezuela		(745)		—		—		—		—		—		(745)

Balances as of December 31, 2017	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(2,323)	Ps.	—	Ps.	(270)	Ps.	(3,338)

Balance as of December 31, 2015	Ps.	66,392	Ps.	21,037	Ps.	120	Ps.	2,412	Ps.	683	Ps.	110	Ps.	90,754

Balance as of December 31, 2016	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	2,815	Ps.	798	Ps.	183	Ps.	123,964

Balance as of December 31, 2017	Ps.	91,902	Ps.	26,228	Ps.	1,356	Ps.	2,767	Ps.	1,291	Ps.	699	Ps.	124,243

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2017		2016
Mexico	Ps.	56,352	Ps.	55,137
Guatemala		488		499
Nicaragua		484		532
Costa Rica		1,520		1,622
Panama		1,185		1,241
Colombia		5,824		5,988
Venezuela		—		1,225
Brazil		48,345		52,609
Argentina		50		67
Philippinnes		3,882		—

Total	Ps.	118,130	Ps.	118,920

Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
Mexico	7.3%	5.3%	3.7%	2.2%
Guatemala	13.9%	10.7%	4.7%	7.1%
Nicaragua	16.6%	10.6%	5.0%	4.9%
Costa Rica	11.5%	7.8%	3.3%	2.7%
Panama	8.3%	6.5%	2.3%	3.4%
Colombia	9.1%	6.6%	3.1%	3.2%
Brazil	9.7%	6.2%	4.1%	1.3%
Argentina	11.0%	7.3%	10.7%	3.1%
Philippinnes	9.7%	5.9%	3.6%	3.4%

The key assumptions by CGU for impairment test as of December 31, 2016 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2017-2026	Expected Volume Growth Rates 2017-2026
Mexico	6.8%	6.3%	3.7%	1.2%
Guatemala	9.9%	9.5%	5.0%	13.2%
Nicaragua	10.6%	10.1%	4.2%	5.7%
Costa Rica	8.4%	8.3%	4.4%	4.7%
Panama	7.8%	7.4%	3.0%	4.9%
Colombia	7.9%	7.5%	3.2%	4.0%
Venezuela	17.5%	17.0%	117.3%	1.0%
Brazil	8.7%	8.1%	4.4%	2.9%
Argentina	9.1%	8.5%	12.2%	4.1%

Sumamry of Detailed Information About Sensitivity to Changes in Assumptions
CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.16%	-1.0%	Passes by 5.2x
Guatemala	+1.52%	-1.0%	Passes by 7.4x
Nicaragua	+4.27%	-1.0%	Passes by 3.1x
Costa Rica	+0.64%	-1.0%	Passes by 2.3x
Panama	+0.12%	-1.0%	Passes by 12.1x
Colombia	+0.19%	-1.0%	Passes by 2.5x
Brazil	+0.26%	-1.0%	Passes by 3.6x
Argentina	+4.39%	-1.0%	Passes by 299x
Philipinnes	+0.46%	-1.0%	Passes by 2.1x

(1)	Compound Annual Growth Rate (CAGR)